INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Gross	$ 24,607	$ 24,607
Finite-Lived Intangible Assets, Accumulated amortization	24,038	23,706
Finite-Lived Intangible Assets, Net	$ 569	901
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Acquired Technology [Member]
Finite-Lived Intangible Assets, Gross	$ 19,857	19,857
Finite-Lived Intangible Assets, Accumulated amortization	$ 19,299	19,027
Acquired Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	$ 4,750	4,750
Finite-Lived Intangible Assets, Accumulated amortization	$ 4,739	$ 4,679
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months